Stockholders' Equity (Details Narrative) (10-K)							3 Months Ended		12 Months Ended
	Aug. 29, 2017 Owner shares	May 01, 2017 USD ($) shares	Mar. 02, 2017 shares	Oct. 07, 2016 shares	Sep. 15, 2016 USD ($)	Sep. 15, 2016 USD ($)	Nov. 30, 2017 USD ($) Employees shares	Aug. 31, 2017 USD ($) Employees	Dec. 31, 2017 USD ($) $ / shares shares	Aug. 31, 2017 USD ($) Employees shares	May 02, 2017 $ / shares	Apr. 28, 2017 $ / shares	Oct. 11, 2016 USD ($)	Sep. 14, 2016 USD ($)
Newly issued shares value					$ 200,000					$ 200,000
Number of employees | Employees							45	45		45
Consulting Agreement [Member]
Stock-based compensation							$ 185,000	$ 61,667		$ 123,334
Salaries [Member]
Stock-based compensation							72,500	212,619		582,889
Consulting Fees [Member]
Stock-based compensation							$ 347,500	$ 494,787		$ 1,160,621
Shenzhen Nova E-commerce, Ltd. [Member] | Acquisition Agreement [Member]
Ownership percentage	100.00%
Class A Common Stock [Member]
Newly issued shares value		$ 500,000				$ 200,000
Number of shares issued during period | shares		1,480,000		30,000,000
Share price | $ / shares											$ 2.96	$ 3.95
Class A Common Stock [Member] | Consulting Agreement [Member] | Restricted Stock [Member]
Restricted stock discount percentage		25.00%
Stock issued during period for services | shares		500,000
Class B Common Stock [Member]
Newly issued shares value						200,000
Number of shares issued during period | shares				6,000,000
Class C Common Stock [Member]
Newly issued shares value						200,000
Number of shares issued during period | shares	25,000,000		40,000,000						8,400,000
Issuance of value based on fair value of stock based compensation									$ 1,680,000
Issuance of shares based on fair value of stock based compensation | shares									8,400,000
Share price | $ / shares									$ 0.20
Class C Common Stock [Member] | Chief Executive Officer [Member]
Number of shares issued during period | shares			40,000,000				100,000			100,000
Class C Common Stock [Member] | Independent Director [Member]
Number of shares issued during period | shares							500,000			500,000
Class C Common Stock [Member] | Star Bright International Investment Enterprises [Member]
Number of shares issued during period | shares							5,000,000			5,000,000
Class C Common Stock [Member] | Shenzhen Nova E-commerce, Ltd. [Member]
Purchases of shares | shares	25,000,000
Number of Owner | Owner	130
Attorney Trust Account [Member]
Due to related party					$ 217,500	217,500							$ 67,500	$ 150,000
Payment of specific expenses						$ 17,500